TRADE PAYABLES AND ACCRUED LIABILITIES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other current payables [abstract]
Property investigation expense	$ 26,652	$ 31,630